Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Parenthetical) (Details) - Associates And Joint Ventures - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates		£ 27,275
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 11,036	10,430
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 184	£ 142